Financial Income (Expenses), Net	12 Months Ended
Dec. 31, 2015
Other Income and Expenses [Abstract]
Financial Income (Expenses), Net
NOTE 12:     FINANCIAL INCOME (EXPENSE), NET

	Year ended December 31,
	2015	2014	2013

Income:
Interest on cash and cash equivalents and short term deposits	$1	$2	$3
Foreign currency exchange differences, net	78	-	-

	79	2	3

Expenses:
Accretion of earn-out consideration	(48)	(299)	(878)
Interest on bank loans and credit line	(240)	(435)	(197)
Foreign currency exchange differences, net	-	(48)	(124)
Other	(34)	(94)	(59)

	(322)	(876)	(1,258)

	$(243)	$(874)	$(1,255)